Other (Tables)	12 Months Ended
Dec. 31, 2011
Other [Abstract]
Other general expense - net

	2011	2010	2009
Provisions for environmental matters - net	$9,100	$7,089	$24,705
(Gain) loss on disposition of assets	(5,469)	2,720	972
Net (income) expense of exit or disposal activities	(900)	(6,006)	7,943

Total	$2,731	$3,803	$33,620

Other income - net

	2011	2010	2009
Dividend and royalty income	$(4,963)	$(3,857)	$(3,240)
Net expense from financing activities	8,023	9,256	5,302
Foreign currency related transaction losses	4,748	22	4,926
Other income	(22,167)	(14,059)	(16,225)
Other expense	9,550	7,857	7,494

Total	$(4,809)	$(781)	$(1,743)